Document and Entity Information	Apr. 22, 2022
Document And Entity Information [Line Items]
Entity Address, State or Province	DC
Amendment Flag	false
Entity Central Index Key	0001838544
Document Type	8-K
Document Period End Date	Apr. 22, 2022
Entity Registrant Name	BOA ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40102
Entity Tax Identification Number	85-4252723
Entity Address, Address Line One	2600 Virginia Ave NW
Entity Address, Address Line Two	Suite T23 Management Office
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20037
City Area Code	(888)
Local Phone Number	211-3261
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class Common Stock And One Half Of One Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	BOAS.U
Security Exchange Name	NYSE
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BOAS
Security Exchange Name	NYSE
Redeemable Warrants Exercisable For Class Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock, each at a price of $11.50 per share
Trading Symbol	BOAS WS
Security Exchange Name	NYSE